Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Trading Symbol	MLCO
Entity Registrant Name	MELCO RESORTS & ENTERTAINMENT LIMITED
Entity Voluntary Filers	No
Entity Central Index Key	0001381640
Entity File Number	001-33178
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	1,370,052,143
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	71 Robinson Road #04-03
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	068895
Document Registration Statement	false
ICFR Auditor Attestation Flag	true
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Accounting Standard	U.S. GAAP
Title of 12(b) Security	American depositary shares each representing three ordinary shares
Security Exchange Name	NASDAQ
Security Reporting Obligation	15(d)
Auditor Name	Ernst & Young LLP
Auditor Firm ID	1247
Auditor Location	Singapore
Other Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	38th Floor, The Centrium, 60 Wyndham Street
Entity Address, City or Town	Central
Entity Address, Country	HK
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Amy Kuzdowicz, Senior Vice President, Chief Accounting Officer
Entity Address, Address Line One	71 Robinson Road #04-03
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	068895
City Area Code	+65
Local Phone Number	8488 9770
Phone Fax Number Description	+852 2537 3618